United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-23259

(Investment Company Act File Number)

Federated Hermes Adviser Series

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/21

Date of Reporting Period: 11/30/21

Item 1.	Reports to Stockholders

Annual Shareholder Report
November 30, 2021

Share Class | Ticker	Institutional | FHGIX	R6 | FGERX

Federated Hermes Global Equity Fund
Fund Established 2019

A Portfolio of Federated Hermes Adviser Series
Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from December 1, 2020 through November 30, 2021. This report includes Management’s Discussion of Fund Performance, a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Management’s Discussion of Fund Performance (unaudited)
The total return of Federated Hermes Global Equity Fund (the “Fund”), based on net asset value for the 12-month reporting period ending November 30, 2021, was 19.27% for the Institutional Shares and 19.35% for the R6 Shares.1 The total return of the MSCI All Country World Index (MSCI ACWI),2 the Fund’s broad-based securities market index, was 19.27% for the same period. The total return of the Morningstar World Large-Stock Blend Funds Average (MWLSBFA),3 a peer group average for the Fund, was 17.73% for the same period. The Fund’s and MWLSBFA’s total returns for the most recently completed reporting period reflected actual cash flows, transaction costs and expenses, which were not reflected in the total return of the MSCI ACWI.
During the reporting period, the Fund’s investment strategy focused on security selection, which was the most significant factor affecting the Fund’s performance relative to the MSCI ACWI.
The following discussion will focus on the performance of the Fund’s Institutional Shares relative to the MSCI ACWI.
MARKET OVERVIEW
The reporting period saw global equity4 markets increase, initially driven by the accelerating vaccine rollout, resulting in a preference for, and outperformance by, companies that had been most challenged by the pandemic. This continued largely unabated until the end of first quarter of 2021 when investors started to become more cautious, and, although markets continued to rise, volatility increased. This was reflected in the regular swings between Growth and Value as the vaccine rollout, changing inflation expectations, falling yields, and the new Delta variant affected risk appetite. A positive earnings season in third quarter of 2021 brought some apparent calm to the markets, but as the summer ended, volatility returned as investors switched between Growth and Value again. As the period came to a close, the Federal Reserve Chair signaled his belief that inflation was not transitory which added to the volatility, while the emergence of the Omicron variant saw markets fall sharply.
North America and Emerging Europe were the best performing regions in the period, while Latin America, Emerging Asia and Japan were the biggest laggards. All sectors achieved a positive absolute return over the period. Energy, Information Technology and Financials were the best performing sectors, while Utilities and Consumer Staples underperformed the most.
Annual Shareholder Report
1

Security Selection
The Fund performed in line with the MSCI ACWI during the reporting period. The Information Technology sector was the largest contributor through our overweight position and successful stock selection. There were also contributions from selection in Health Care and Communication Services sectors, which were offset by detractions from selection in Consumer Discretionary, Industrials and Consumer Staples sectors. On a regional basis, the largest contributions came from stock selection in Europe and North America, which offset detractions from selection in Latin America and Emerging Asia.
The largest contributors over the period were Nvidia, ASML and Capital One Financial. Nvidia has consistently delivered better-than-expected earnings with data centers and gaming providing a significant tailwind. ASML has also consistently delivered earnings that exceeded expectations as demand for smaller, more powerful, and more efficient chips increased. Capital One Financial benefited from the Value rotation and reported strong earnings due to lower provisions and a decent credit environment.
The largest detractors were Magazine Luiza, Tesla, which is not held in the Portfolio, and Ping An Insurance. Magazine Luiza has seen strong online sales growth, but sentiment has been hit by Covid-19, which affects its bricks and mortar business, and concerns over Brazil’s economic recovery. Ping An Insurance declined following results that showed a significant impairment relating to its investment in China Fortune Land, which defaulted on its debt.
1
The Fund’s R6 Shares commenced operations on June 11, 2021. For the period prior to the commencement of operations of the R6 Shares, the R6 Shares performance information shown is for the Fund’s Institutional Shares. The performance of the Institutional Shares has not been adjusted to reflect the expenses of the R6 Shares since the R6 Shares have a lower expense ratio than the expense ratio of the Institutional Shares.
2
Please see the footnotes to the line graphs below for definitions of, and further information about, the MSCI ACWI.
3
Please see the footnotes to the line graphs below for definitions of, and further information about, the Morningstar peer group.
4
International investing involves special risks including currency risk, increased volatility of foreign securities, political risks and differences in auditing and other financial standards. Prices of emerging markets securities can be significantly more volatile than the prices of securities in developed countries and currency risk and political risks are accentuated in emerging markets.
Annual Shareholder Report
2

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Hermes Global Equity Fund (the “Fund”) from April 24, 2019 to November 30, 2021, compared to the MSCI All Country World Index (MSCI ACWI)2 and the Morningstar World Large-Stock Blend Funds Average (MWLSBFA).3 The Average Annual Total Returns table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 INVESTMENT
Growth of $10,000 as of November 30, 2021

The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Return table below for the returns of additional classes not shown in the graph above.
Average Annual Total Returns for the Period Ended 11/30/2021
	1 Year	Start of Performance[4]
Institutional Shares	19.27%	16.23%
R6 Shares[5]	19.35%	16.26%
MSCI ACWI	19.27%	15.26%
MWLSBFA	17.73%	13.55%
Annual Shareholder Report
3

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1
The Fund’s performance assumes the reinvestment of all dividends and distributions. The MSCI ACWI and the MWLSBFA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.
2
The MSCI ACWI captures mid- and small-cap representation across 23 developed markets and 26 emerging markets countries. The index is not adjusted to reflect taxes, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3
Morningstar figures represent the average of the total returns reported by all the funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges. The Morningstar figures in the Growth of $10,000 line graph are based on historical return information published by Morningstar and reflect the return of the funds comprising the category in the year of publication. Because the funds designated by Morningstar as falling into the category can change over time, the Morningstar figures in the line graph may not match the Morningstar figures in the Average Annual Total Returns table, which reflect the return of the funds that currently comprise the category. Effective April 30, 2021, Morningstar split the former World Large Stock peer group category into three distinct style-specific categories: Value, Growth, and Blend. As a result of the change, the Federated Hermes Global Equity Fund was placed in the newly-formed World Large Stock Blend category.
4
The Fund commenced operations on April 24, 2019.
5
The Fund’s R6 Shares commenced operations on June 11, 2021. For the period prior to the commencement of operations of the R6 Shares, the R6 Shares performance information shown is for the Fund’s Institutional Shares. The performance of the Institutional Shares has not been adjusted to reflect the expenses of the R6 Shares since the R6 Shares have a lower expense ratio than the expense ratio of the Institutional Shares.
Annual Shareholder Report
4

Portfolio of Investments Summary Tables (unaudited)
At November 30, 2021, the Fund’s portfolio composition1 was as follows:
Country	Percentage of Total Net Assets
United States	60.2%
Japan	5.9%
Switzerland	4.5%
Netherlands	3.1%
South Korea	2.9%
Taiwan	2.6%
United Kingdom	2.5%
Sweden	2.4%
Canada	2.1%
Norway	1.7%
China	1.7%
Denmark	1.5%
Italy	1.4%
Hong Kong	1.3%
Australia	1.1%
Spain	1.1%
Hungary	0.9%
Finland	0.7%
Indonesia	0.6%
Austria	0.5%
France	0.4%
Israel	0.4%
India	0.3%
Brazil	0.2%
Other Assets and Liabilities—Net[2,3]	0.0%
TOTAL	100%
1
Country allocations are based primarily on the country in which a company is incorporated. However, the Fund’s Adviser may allocate a company to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities or the country where a majority of the company’s revenues are derived.
2
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3
Represents less than 0.1%.
Annual Shareholder Report
5

At November 30, 2021, the Fund’s sector classification1 was as follows:
Sector Classification	Percentage of Total Net Assets
Information Technology	28.7%
Financials	14.4%
Health Care	13.7%
Consumer Discretionary	10.3%
Industrials	8.9%
Communication Services	8.5%
Consumer Staples	4.9%
Real Estate	3.6%
Materials	3.3%
Energy	2.0%
Utilities	1.7%
Other Assets and Liabilities—Net[2,3]	0.0%
TOTAL	100%
1
Except for Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3
Represents less than 0.1%.
Annual Shareholder Report
6

Portfolio of Investments
November 30, 2021
Shares			Value in U.S. Dollars
		COMMON STOCKS—100.0%
		Australia—1.1%
13,204		Goodman Group	$229,676
		Austria—0.5%
1,813		OMV AG	96,018
		Brazil—0.2%
31,600	[1]	Magazine Luiza SA	43,843
		Canada—2.1%
440	[1]	Lululemon Athletica, Inc.	199,940
4,968		Rogers Communications, Inc., Class B	222,295
		TOTAL	422,235
		China—1.7%
21,000	[1]	China Mengniu Dairy Co. Ltd.	116,845
21,000		Ping An Insurance (Group) Co. of China Ltd.	144,609
77,875		Shenzhen International Holdings Ltd.	84,626
		TOTAL	346,080
		Denmark—1.5%
2,948		Novo Nordisk A/S	315,670
		Finland—0.7%
9,013		Stora Enso Oyj, Class R	152,545
		France—0.4%
810		Vinci SA	76,406
		Hong Kong—1.3%
17,034		AIA Group Ltd.	179,231
1,700		Hong Kong Exchanges & Clearing Ltd.	93,742
		TOTAL	272,973
		Hungary—0.9%
3,201	[1]	OTP Bank RT	176,897
		India—0.3%
1,100		Dr. Reddy’s Laboratories Ltd.	68,299
		Indonesia—0.6%
413,100		PT Telekomunikasi Indonesia Tbk	115,422
		Israel—0.4%
225	[1]	Solaredge Technologies, Inc.	73,746
		Italy—1.4%
3,415		Prysmian SpA	126,558
Annual Shareholder Report
7

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Italy—continued
13,402		UniCredit SpA	$162,087
		TOTAL	288,645
		Japan—5.9%
1,100		Daifuku Co.	87,931
1,300		FUJIFILM Holdings Corp.	102,247
3,000		Kurita Water Industries Ltd.	139,670
1,900		Nitto Denko Corp.	132,175
1,500		Omron Corp.	144,611
7,000		ORIX Corp.	138,066
22,400		Panasonic Corp.	244,667
1,900		Sony Group Corp.	231,540
		TOTAL	1,220,907
		Netherlands—3.1%
676		ASML Holding N.V.	529,710
2,225		Signify N.V.	100,722
		TOTAL	630,432
		Norway—1.7%
6,073		Aker BP ASA	190,137
5,922	[1]	AutoStore Holdings Ltd.	29,595
20,663		Norsk Hydro ASA	133,396
		TOTAL	353,128
		South Korea—2.9%
72		LG Household & Health Care Ltd.	64,147
5,704		Samsung Electronics Co. Ltd.	344,303
604		Samsung Fire & Marine Insurance	102,805
847		SK Hynix, Inc.	81,894
		TOTAL	593,149
		Spain—1.1%
14,716		Iberdrola SA	164,589
2,153	[1]	Siemens Gamesa Renewable Energy SA	56,931
		TOTAL	221,520
		Sweden—2.4%
4,392		Essity Aktiebolag	140,418
6,858		Husqvarna AB, Class B	96,719
15,930		Svenska Cellulosa AB SCA, Class B	260,083
		TOTAL	497,220
Annual Shareholder Report
8

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Switzerland—4.5%
575		Lonza Group AG	$463,871
1,416		Nestle S.A.	182,032
704		Roche Holding AG	275,527
		TOTAL	921,430
		Taiwan—2.6%
17,000		Giant Manufacturing Co. Ltd.	188,663
2,880		Taiwan Semiconductor Manufacturing Co. Ltd, ADR	337,392
		TOTAL	526,055
		United Kingdom—2.5%
1,585		AstraZeneca PLC	173,895
35,318		M&G PLC	87,465
6,897		Prudential PLC	116,223
17,008		Tate & Lyle PLC	142,051
		TOTAL	519,634
		United States—60.2%
3,376		Abbott Laboratories	424,599
1,211		Accenture PLC	432,811
2,000		Activision Blizzard, Inc.	117,200
208	[1]	Alphabet, Inc., Class A	590,294
56	[1]	Alphabet, Inc., Class C	159,546
170	[1]	Amazon.com, Inc.	596,202
1,373		American Tower Corp.	360,385
508		American Water Works Co., Inc.	85,634
665		Amgen, Inc.	132,255
866		Analog Devices, Inc.	156,096
5,813		Apple, Inc.	960,889
7,317		Bank of America Corp.	325,387
1,118		Best Buy Co., Inc.	119,469
2,343		Capital One Financial Corp.	329,262
780		Chubb Ltd.	139,987
3,434		Citigroup, Inc.	218,746
927	[1]	Copart, Inc.	134,563
400	[1]	Crowdstrike Holdings, Inc.	86,856
2,852	[1]	Delta Air Lines, Inc.	103,242
3,104	[1]	Discovery, Inc., Class A	72,230
617	[1]	DocuSign, Inc.	152,004
767		FedEx Corp.	176,694
1,805		Fortune Brands Home & Security, Inc.	181,457
Annual Shareholder Report
9

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		United States—continued
1,560		Hess Corp.	$116,251
1,517	[1]	Ingersoll-Rand, Inc.	88,502
1,249	[1]	Keysight Technologies, Inc.	242,905
703		Kimberly-Clark Corp.	91,608
443		Lam Research Corp.	301,174
2,188		Microsoft Corp.	723,331
318		MSCI, Inc., Class A	200,165
1,992		NVIDIA Corp.	650,906
222	[1]	O’Reilly Automotive, Inc.	141,672
793	[1]	PayPal Holdings, Inc.	146,618
1,882		Procter & Gamble Co.	272,100
2,580		Prudential Financial, Inc.	263,831
716		Robert Half International, Inc.	79,598
893	[1]	Royal Caribbean Cruises, Ltd.	62,349
717	[1]	Salesforce.com, Inc.	204,316
1,806		The Travelers Cos., Inc.	265,392
793		Thermo Fisher Scientific, Inc.	501,834
4,051		TJX Cos., Inc.	281,139
1,417		Trane Technologies PLC	264,483
2,280		UGI Corp.	94,050
668	[1]	Veeva Systems, Inc.	188,763
2,948		Verizon Communications, Inc.	148,196
1,039		Visa, Inc., Class A	201,327
2,251	[1]	Walt Disney Co.	326,170
3,960		Weyerhaeuser Co.	148,936
1,230		Zoetis, Inc.	273,109
		TOTAL	12,334,533
		TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $17,466,424)[2]	20,496,463
		OTHER ASSETS AND LIABILITIES - NET—0.0%[3]	(7,947)
		TOTAL NET ASSETS—100%	$20,488,516
1
Non-income-producing security.
2
The cost of investments for federal tax purposes amounts to $17,527,614.
3
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2021.
Annual Shareholder Report
10

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of November 30, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$ 12,334,533	$—	$—	$ 12,334,533
International	1,179,784	6,982,146	—	8,161,930
TOTAL SECURITIES	$13,514,317	$6,982,146	$—	$20,496,463
The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
11

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,		Period Ended 11/30/2019[1]
	2021	2020
Net Asset Value, Beginning of Period	$12.34	$10.46	$10.00
Income From Investment Operations:
Net investment income	0.08[2]	0.08	0.04
Net realized and unrealized gain (loss)	2.29	1.86	0.42
TOTAL FROM INVESTMENT OPERATIONS	2.37	1.94	0.46
Less Distributions:
Distributions from net investment income	(0.09)	(0.06)	—
Net Asset Value, End of Period	$14.62	$12.34	$10.46
Total Return[3]	19.27%	18.60%	4.60%
Ratios to Average Net Assets:
Net expenses[4]	0.74%[5]	0.74%[5]	0.74%[6]
Net investment income	0.59%	0.86%	0.86%[6]
Expense waiver/reimbursement[7]	2.64%	5.03%	5.96%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$20,453	$8,368	$5,167
Portfolio turnover[8]	16%	17%	15%
1
Reflects operations for the period from April 24, 2019 (commencement of operations) to November 30, 2019.
2
Per share number has been calculated using average shares method.
3
Based on net asset value. Total returns for periods of less than one year are not annualized.
4
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 0.74% and 0.73% for the years ended November 30, 2021 and 2020, respectively, after taking into account these expense reductions.
6
Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
8
Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
12

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout The Period)
Period Ended 11/30/2021[1]
Net Asset Value, Beginning of Period	$14.31
Income From Investment Operations:
Net investment income	0.02[2]
Net realized and unrealized gain (loss)	0.30
TOTAL FROM INVESTMENT OPERATIONS	0.32
Less Distributions:
Distributions from net investment income	—
Net Asset Value, End of Period	$14.63
Total Return[3]	2.24%
Ratios to Average Net Assets:
Net expenses[4]	0.68%[5,6]
Net investment income	0.12%[5]
Expense waiver/reimbursement[7]	1.80%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$35
Portfolio turnover[8]	16%[9]
1
Reflects operations for the period from June 11, 2021 (commencement of operations) to November 30, 2021.
2
Per share number has been calculated using average shares method.
3
Based on net asset value. Total returns for periods of less than one year are not annualized.
4
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
Computed on an annualized basis.
6
The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratio is 0.69% for the year ended November 30, 2021, after taking into account this expense reduction.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
8
Securities that mature are considered sales for purposes of this calculation.
9
Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended November 30, 2021.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
13

Statement of Assets and Liabilities
November 30, 2021

Assets:
Investment in securities, at value (identified cost $17,466,424)		$20,496,463
Cash		123,226
Cash denominated in foreign currencies (identified cost $1,451)		1,514
Income receivable		15,823
Receivable for investments sold		1,002
Receivable for shares sold		250
TOTAL ASSETS		20,638,278
Liabilities:
Payable for investments purchased	$60,586
Payable for capital gains taxes withheld	69
Payable for portfolio accounting fees	36,964
Payable for auditing fees	24,330
Payable for custodian fees	8,840
Payable for share registration costs	8,173
Payable to adviser (Note 5)	3,151
Payable for legal fees	3,423
Accrued expenses (Note 5)	4,226
TOTAL LIABILITIES		149,762
Net assets for 1,401,012 shares outstanding		$20,488,516
Net Assets Consists of:
Paid-in capital		$17,375,085
Total distributable earnings (loss)		3,113,431
TOTAL NET ASSETS		$20,488,516
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
Net asset value per share ($20,453,175 ÷ 1,398,596 shares outstanding) no par value, unlimited shares authorized		$14.62
Class R6 Shares:
Net asset value per share ($35,341 ÷ 2,416 shares outstanding) no par value, unlimited shares authorized		$14.63
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Statement of Operations
Year Ended November 30, 2021

Investment Income:
Dividends (net of foreign tax withheld of $12,222)			$148,747
Expenses:
Investment adviser fee (Note 5)		$72,507
Administrative fee (Note 5)		9,744
Custodian fees		22,662
Transfer agent fees (Note 2)		9,897
Directors’/Trustees’ fees (Note 5)		782
Auditing fees		34,810
Legal fees		10,967
Portfolio accounting fees		135,703
Share registration costs		49,025
Printing and postage		18,331
Taxes		69
Miscellaneous (Note 5)		13,020
TOTAL EXPENSES		377,517
Waivers, Reimbursements and Reduction:
Waiver of investment adviser fee (Note 5)	$(72,507)
Reimbursements of other operating expenses (Notes 2 and 5)	(221,948)
Reduction of custodian fees (Note 6)	(801)
TOTAL WAIVER, REIMBURSEMENTS AND REDUCTION		(295,256)
Net expenses			82,261
Net investment income			66,486
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			136,597
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			1,282,357
Net realized and unrealized gain (loss) on investments and foreign currency transactions			1,418,954
Change in net assets resulting from operations			$1,485,440
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
15

Statement of Changes in Net Assets

Year Ended November 30	2021	2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$66,486	$58,253
Net realized gain (loss)	136,597	(59,415)
Net change in unrealized appreciation/depreciation	1,282,357	1,427,800
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,485,440	1,426,638
Distributions to Shareholders:
Institutional Shares	(58,732)	(31,455)
Class R6 Shares[1]	—	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(58,732)	(31,455)
Share Transactions:
Proceeds from sale of shares	10,851,190	1,799,173
Net asset value of shares issued to shareholders in payment of distributions declared	44,518	21,996
Cost of shares redeemed	(201,401)	(16,346)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	10,694,307	1,804,823
Change in net assets	12,121,015	3,200,006
Net Assets:
Beginning of period	8,367,501	5,167,495
End of period	$20,488,516	$8,367,501
1
The R6 Class commenced operations on June 11, 2021.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
16

Notes to Financial Statements
November 30, 2021
1. ORGANIZATION
Federated Hermes Adviser Series (the “Trust”) was established as a Delaware statutory trust on July 12, 2017, and is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 14 portfolios. The financial statements included herein are only those of the Federated Hermes Global Equity Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Class R6 Shares. Class R6 Shares commenced operations on June 11, 2021. The Fund’s Class A Shares and Class C Shares are effective with the Securities and Exchange Commission (SEC), but are not yet offered for sale. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The Fund’s investment objective is to provide long-term capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”) is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waiver, reimbursements and reduction of $295,256 is disclosed in various locations in Note 2, Note 5 and Note 6.
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Transfer Agent Fees
For the year ended November 30, 2021, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Institutional Shares	$9,897	$(3,270)
Class R6 Shares	—	—
TOTAL	$9,897	$(3,270)
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended November 30, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2021, tax years 2019 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the State of Delaware.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
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Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended November 30	2021		2020
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	730,909	$10,815,867	183,858	$1,799,173
Shares issued to shareholders in payment of distributions declared	3,465	44,518	2,029	21,996
Shares redeemed	(13,958)	(201,401)	(1,562)	(16,346)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	720,416	$10,658,984	184,325	$1,804,823

Year Ended November 30	2021[1]		2020
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	2,416	$35,323	—	$—
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	—	—	—	—
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	2,416	$35,323	—	$—
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	722,832	$10,694,307	184,325	$1,804,823
1
Reflects operations for the period from June 11, 2021 (commencement of operations) to November 30, 2021.
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2021 and 2020, was as follows:
	2021	2020
Ordinary income	$58,732	$31,455
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As of November 30, 2021, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$84,728
Unrealized appreciation	$2,968,787
Undistributed long-term capital gains	$59,916
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to the deferral of losses on wash sales and passive foreign investment companies..
At November 30, 2021, the cost of investments for federal tax purposes was $17,527,614. The net unrealized appreciation of investments for federal tax purposes was $2,968,849. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,495,396 and net unrealized depreciation from investments for those securities having an excess of cost over value of $526,547.
Capital loss carryforwards of $106,209 were utilized during the year ended November 30, 2021.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.65% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended November 30, 2021, the Adviser voluntarily waived its entire fee of $72,507, and voluntarily reimbursed $3,270 of transfer agent fees and $218,678 of other operating expenses.
Some or all of the Fund’s assets are managed by Hermes Investment Management Limited (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an annual fee equal to 0.40% of the daily net assets of the Fund which it advises. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. The Sub-Adviser may from time to time, and for such periods as it deems appropriate, reduce its compensation. The Sub-Adviser agrees to share pro rata in any fee waivers, or expense assumptions and reimbursements, imposed or made by the Adviser or its affiliates.
For the year ended November 30, 2021, the Sub-Adviser waived all of its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2021, the annualized fee paid to FAS was 0.089% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, tax reclaim recovery expenses, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Institutional Shares and Class R6 Shares (after the voluntary waivers and reimbursements) will not exceed 0.74% and 0.69% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2023; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. Expense reduction
Through arrangements with the Fund’s custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended November 30, 2021, the Fund’s expenses were reduced by $801 under these arrangements.
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7. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended November 30, 2021, were as follows:
Purchases	$12,461,219
Sales	$1,785,106
8. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers and may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings. A substantial portion of the Fund’s portfolio may be comprised of entities in the Information Technology sector. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
9. Line OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 23, 2021. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of November 30, 2021, the Fund had no outstanding loans. During the year ended November 30, 2021, the Fund did not utilize the LOC.
10. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2021, there were no outstanding loans. During the year ended November 30, 2021, the program was not utilized.
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11. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
12. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended November 30, 2021, 100% of total ordinary income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Of the ordinary income distributions made by the Fund during the year ended November 30, 2021, 72.5% qualify for the dividend received deduction available to corporate shareholders.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF the Federated HERMES ADVISER SERIES AND SHAREHOLDERS OF FEDERATED HERMES GLOBAL EQUITY FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Hermes Global Equity Fund (the “Fund”), a portfolio of Federated Hermes Adviser Series, as of November 30, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years in the two-year period then ended and the period from April 24, 2019 to November 30, 2019. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of November 30, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended and the period from April 24, 2019 to November 30, 2019, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
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We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of November 30, 2021, by correspondence with the custodian and brokers or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
January 24, 2022
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees; and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2021 to November 30, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 6/1/2021	Ending Account Value 11/30/2021	Expenses Paid During Period[1]
Actual:
Institutional Shares	$ 1,000.00	$ 1,031.80	$ 3.77
Class R6 Shares	$ 1,000.00	$ 1,022.40	$ [2]3.31
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$ 1,000.00	$ 1,021.36	$ 3.75
Class R6 Shares	$ 1,000.00	$ 1,021.61	$[2]3.50
1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.74%
Class R6 Shares	0.69%
2
“Actual” expense information for the Fund’s Class R6 Shares is for the period from June 11, 2021 (commencement of operations) to November 30, 2021. Actual expenses are equal to the Fund’s annualized net expense ratio of 0.69% multiplied by 173/365 (to reflect the period from initial investment to November 30, 2021). “Hypothetical” expense information for Class R6 Shares is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 183/365 (to reflect the full half-year period).
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2021, the Trust comprised 14 portfolio(s), and the Federated Hermes Fund Family consisted of 33 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: May 2017
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

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Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2017
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of certain of the Funds in the Federated Hermes Fund Family;
Vice President, Federated Hermes, Inc.; President, Director/Trustee
and CEO, Federated Advisory Services Company, Federated Equity
Management Company of Pennsylvania, Federated Global Investment
Management Corp., Federated Investment Counseling, Federated
Investment Management Company; President of some of the Funds in the Federated Hermes Fund Family and Director, Federated Investors
Trust Company.
Previous Positions: President and Director of the Institutional Sales
Division of Federated Securities Corp.; President and Director of
Federated Investment Counseling; President and CEO of Passport
Research, Ltd.; Director, Edgewood Securities Corp.; Director,
Federated Services Company; Director, Federated Hermes, Inc.;
Chairman and Director, Southpointe Distribution Services, Inc. and
President, Technology, Federated Services Company.

*
Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Hermes, Inc. and due to positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: May 2017
Principal Occupations: Director or Trustee, and Chair of the Board
of Directors or Trustees, of the Federated Hermes Fund Family;
formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, KLX Energy Services Holdings,
Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

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Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: May 2017
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Lead Director, Member of the Audit and Nominating and
Corporate Governance Committees, Haverty Furniture Companies,
Inc.; formerly, Director, Member of Governance and Compensation
Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: May 2017
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor Emerita of Law, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge
Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education
and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary;
Member, Pennsylvania State Board of Education (public); Director,
Catholic Charities, Pittsburgh; and Director CNX Resources
Corporation (formerly known as CONSOL Energy Inc.). Judge
Lally-Green has held the positions of: Director, Auberle; Director,
Epilepsy Foundation of Western and Central Pennsylvania; Director,
Ireland Institute of Pittsburgh; Director, Saint Thomas More Society;
Director and Chair, Catholic High Schools of the Diocese of
Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director,
St. Vincent College; Director and Chair, North Catholic High
School, Inc.; Director and Vice Chair, Our Campaign for the Church
Alive!, Inc.; and Director, Saint Francis University.

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Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: May 2017
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); Director, The Golisano Children’s Museum of Naples,
Florida; and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; formerly, Senior Vice President for Legal Affairs, General
Counsel and Secretary to the Board of Directors, Duquesne University.
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Senior Vice President for Legal Affairs, General Counsel and
Secretary to the Board of Directors and Assistant General Counsel and
Director of Risk Management, Duquesne University. Prior to her work at Duquesne University, Ms. Reilly served as Assistant General
Counsel of Compliance and Enterprise Risk as well as Senior Counsel of Environment, Health and Safety, PPG Industries.

P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: May 2017
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Management Consultant; Retired; formerly, Senior Vice
Chancellor and Chief Legal Officer, University of Pittsburgh and
Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
(now split into two separate publicly traded companies known as
CONSOL Energy Inc. and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

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Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: May 2017
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

OFFICERS
Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: May 2017
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

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Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: May 2017
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: May 2017
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

Stephen F. Auth Birth Date: September 13, 1956 101 Park Avenue 41st Floor New York, NY 10178 CHIEF INVESTMENT OFFICER Officer since: May 2017
Principal Occupations: Stephen F. Auth is Chief Investment Officer of
various Funds in the Federated Hermes Fund Family; Executive Vice
President, Federated Investment Counseling, Federated Global
Investment Management Corp. and Federated Equity Management
Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment
Management Company and Passport Research, Ltd. (investment
advisory subsidiary of Federated); Senior Vice President, Global
Portfolio Management Services Division; Senior Vice President,
Federated Investment Management Company and Passport
Research, Ltd.; Senior Managing Director and Portfolio Manager,
Prudential Investments.

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Evaluation and Approval of Advisory Contract–May 2021
Federated Hermes Global Equity Fund (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Global Investment Management Corp. (the “Adviser”) and the investment sub-advisory contract between the Adviser and Hermes Investment Management Limited (the “Sub-Adviser” and together with the Adviser, the “Advisers”) with respect to the Fund (together, the “Contracts”) for an additional one-year term. The Board’s determination to approve the continuation of the Contracts reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contracts. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contracts that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Advisers and their affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional
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matters as the Independent Trustees deemed reasonably necessary to evaluate the Contracts, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contracts included review of materials and information covering the following matters, among others: the Advisers’ investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Advisers and their affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contracts. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the
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fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contracts to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contracts. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contracts, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contracts was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contracts. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection
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with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contracts for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Advisers and the resources of the Advisers and their affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contracts and the range of services provided to the Fund by the Advisers and their affiliates. The Board considered the Advisers’ personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Advisers’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Advisers are executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
The Board considered the quality of the Advisers’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Advisers’ communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
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The Board received and evaluated information regarding the Advisers’ regulatory and compliance environment. The Board considered the Advisers’ compliance program, compliance history, and reports from the CCO about the Advisers’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Advisers and their affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Advisers’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Advisers’ investment management and related services warrant the continuation of the Contracts.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board considered detailed investment reports on, and the Advisers’ analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
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The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Advisers in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2020 the Fund’s performance was above the median of the Performance Peer Group.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contracts.
Fund Expenses
The Board considered the advisory fee, sub-advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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It was noted in the materials for the May Meetings that, for the year ended December 31, 2020, the Fund’s investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which any of the Advisers or their affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contracts.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received
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by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements. The Board considered Federated Hermes’ previous reductions in contractual management fees to certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contracts are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
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The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
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Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contracts by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contracts. The Board based its determination to approve the Contracts on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contracts reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangements.
Annual Shareholder Report
45

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Adviser Series (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Global Equity Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program with respect to the Fund (the “Administrator”). Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program with respect to each Federated Hermes Fund that is managed by such advisory subsidiary (collectively, the “Administrator”). The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2021, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2020 through March 31, 2021 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where
Annual Shareholder Report
46

applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the March-April 2020 market conditions, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Annual Shareholder Report
47

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Annual Shareholder Report
48

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Global Equity Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31423A705
CUSIP 31423A804
Q454532 (1/22)
© 2022 Federated Hermes, Inc.

Annual Shareholder Report
November 30, 2021

Share Class | Ticker	Institutional | FHSIX	R6 | FHSRX

Federated Hermes Global Small Cap Fund
Fund Established 2019

A Portfolio of Federated Hermes Adviser Series
Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from December 1, 2020 through November 30, 2021. This report includes Management’s Discussion of Fund Performance, a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Management’s Discussion of Fund Performance (unaudited)
The total return of Federated Hermes Global Small Cap Fund (the “Fund”), based on net asset value for the 12-month reporting period ended November 30, 2021, was 20.15% for the Institutional Shares and 20.15% for the R6 Shares.1 The total return of the MSCI World Small Cap Index (the “Benchmark”),2 the Fund’s broad-based securities market index, was 19.84% for the same period. The total return of the Morningstar World Small/Mid Stock Funds Average (MWSMSFA),3 a peer group average for the Fund, was 19.77% for the same period. The Fund’s and MWSMSFA’s total returns for the most recently completed reporting period reflected actual cash flows, transaction costs and expenses, which were not reflected in the total return of the Benchmark.
During the reporting period, the Fund’s investment strategy focused on security selection, which was the most significant factor affecting the Fund’s performance relative to the Benchmark.
The following discussion will focus on the performance of the Fund’s Institutional Shares relative to the Benchmark.
MARKET OVERVIEW
Small-cap stocks,4 as represented by the Benchmark which is a developed market index, rose 19.84% over the reporting period. The majority of these returns came early in the period as markets rallied, boosted by the prospects of economic reopening on the back of positive vaccine news in November 2020. Small-cap value (which is highly cyclical) was a significant beneficiary over this period. In aggregate, markets have been more rangebound since the end of the first quarter of 2021, with large-cap overtaking small-cap, in part due to investors seeking more defensive investments with the rise of higher inflation, labor shortages, logistics challenges and the appearance of new Covid-19 variants.
During the reporting period, the MSCI World Small Cap Growth Index5 returned 14.39%, closing the gap between growth6 and value7 in the latter part of the period, as MSCI World Small Cap Value Index8 returned 19.43%. The Energy sector was the weakest sector the previous year but was the standout performer over the reporting period, returning 67.25% as rising power demand and supply constraints caused a spike in energy prices. Financials, another weak performer over the previous year, was the next strongest, returning 31.34% during the reporting period, with expectations of rising interest rates. Health Care was the only sector that posted negative returns. This was particularly evident in the more speculative areas of Health Care, such as Bio Tech which sold-off aggressively as yields picked up at the end of the first quarter of 2021. During the reporting period, from a regional9 perspective, North America10 (24.39%) performed the best, followed by Europe11 (18.29%). MSCI Pacific12 returned 5.04%.
Annual Shareholder Report
1

SECURITY SELECTION
The Fund outperformed the Benchmark over the reporting period as positive stock selection in Heath Care and Communication Services sectors outweighed negative selection in Energy and Materials sectors. Sector allocation detracted from relative returns primarily due to the Fund’s overweight position to Consumer Staples. Regionally, stock selection was strongest in Europe and weakest in Asia Pacific.
The largest single contributors to relative returns over the period were AMN Healthcare Services, IMCD and Silicon Laboratories. AMN Healthcare, a healthcare staffing business, hit new highs after posting consecutive quarterly earnings ahead of consensus as nursing demand accelerated coming into the new year. Specialty chemicals distributor, IMCD, had a strong year experiencing robust demand and a favorable pricing environment given the tight supply. Silicon Laboratories, who produce integrated chipsets that allow electronic devices to talk to each other, has seen impressive growth supported by secular growth trends in connected technologies.
The largest detractors were Wex, Cargojet and Yaoko. WEX, a payments business, has had a weak year with headwinds in the payments space more broadly, and slower-than-expected recovery in volumes. Payment stocks have struggled amidst weaker-than-expected fundamentals, a lack of travel recovery, competitive dynamics and tax loss selling of weaker performing names at the end of the period. Cargojet was one of the top performers over the previous year, benefiting from e-Commerce demand and reduced global air cargo capacity. The stock has been weaker this period with management providing more conservative guidance for 2021 and the business failing to keep up the momentum of 2020. Yaoko, a Japanese supermarket business, was also a strong performer over the previous year but has been weaker since, as it is deemed to be negatively impacted by a return to normal activity.
Annual Shareholder Report
2

The Fund’s R6 Shares commenced operations on June 11, 2021. For the period prior to the commencement of operations of the R6 Shares, the R6 Shares performance information shown is for the Fund’s Institutional Shares. The performance of the Institutional Shares has not been adjusted to reflect the expenses of the R6 Shares since the R6 Shares have a lower expense ratio than the expense ratio of the Institutional Shares.

Please see the footnotes to the line graphs below for definitions of, and further information about, the Benchmark.
3
Please see the footnotes to the line graphs below for definitions of, and further information about, the Morningstar peer group.
4
Small company stocks may be less liquid and subject to greater price volatility than large company stocks.
5
The MSCI World Small Cap Growth Index captures small-cap securities exhibiting overall growth style characteristics across the 23 developed markets countries.*
6
Due to their relatively high valuations, growth stocks are typically more volatile than value stocks.
7
Value stocks may lag growth stocks in performance, particularly in late stages of a market advance.
8
The MSCI World Small Cap Value Index captures small-cap securities exhibiting overall value style characteristics across the 23 developed markets countries.*
9
International investing involves special risks including currency risk, increased volatility, political risks, and differences in auditing and other financial standards. Prices of emerging markets securities can be significantly more volatile than the prices of securities in developed countries and currency risk and political risks are accentuated in emerging markets.
10
The MSCI North America Index is designed to measure the performance of the large- and mid-cap segments of the U.S. and Canada markets.*
11
The MSCI Europe Index is an unmanaged, market value-weighted average of the performance of over 500 securities listed on the stock exchanges of 15 countries in the European region.*
12
The MSCI Pacific Index captures large- and mid-cap representation across 5 developed markets countries in the Pacific region.*
* The index is unmanaged, and it is not possible to invest directly in an index.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Hermes Global Small Cap Fund (the “Fund”) from April 24, 2019 to November 30, 2021, compared to the MSCI World Small Cap Index (the “Benchmark”)2 and the Morningstar World Small/Mid Stock Funds Average (MWSMSFA).3 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 INVESTMENT
Growth of $10,000 as of November 30, 2021

The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Return table below for the returns of additional classes not shown in the graph above.
Average Annual Total Returns for the Period Ended 11/30/2021
	1 Year	Start of Performance[4]
Institutional Shares	20.15%	12.61%
R6 Shares[5]	20.15%	12.61%
Benchmark	19.84%	13.64%
MWSMSFA	19.77%	16.57%
Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay
Annual Shareholder Report

on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1
The Fund’s performance assumes the reinvestment of all dividends and distributions. The Benchmark and the MWSMSFA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.
2
The Benchmark captures small-cap representation across 23 developed markets countries. The index covers approximately 14% of the free float-adjusted market capitalization in each country. The index is not adjusted to reflect taxes, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3
Morningstar figures represent the average of the total returns reported by all the funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges. The Morningstar figures in the Growth of $10,000 line graph are based on historical return information published by Morningstar and reflect the return of the funds comprising the category in the year of publication. Because the funds designated by Morningstar as falling into the category can change over time, the Morningstar figures in the line graph may not match the Morningstar figures in the Average Annual Total Returns table, which reflect the return of the funds that currently comprise the category.
4
The Fund commenced operations on April 24, 2019.
5
The Fund’s R6 Shares commenced operations on June 11, 2021. For the period prior to the commencement of operations of the R6 Shares, the R6 Shares performance information shown is for the Fund’s Institutional Shares. The performance of the Institutional Shares has not been adjusted to reflect the expenses of the R6 Shares since the R6 Shares have a lower expense ratio than the expense ratio of the Institutional Shares.
Annual Shareholder Report

Portfolio of Investments Summary Tables (unaudited)
At November 30, 2021, the Fund’s portfolio composition1 was as follows:
Country	Percentage of Total Net Assets
United States	56.1%
Japan	10.3%
United Kingdom	8.8%
Netherlands	4.3%
Sweden	3.9%
Canada	2.7%
Spain	2.2%
Switzerland	2.2%
Italy	2.0%
France	1.7%
Other[2]	5.4%
Other Assets and Liabilities—Net[3]	0.4%
TOTAL	100%
1
Country allocations are based primarily on the country in which a company is incorporated. However, the Fund’s Adviser may allocate a company to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities or the country where a majority of the company’s revenues are derived.
2
For purposes of this table, country classifications constitute 94.2% of the Fund’s investments. Remaining countries have been aggregated under the designation “Other.”
3
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

At November 30, 2021, the Fund’s sector classification composition1 was as follows:
Sector Classification	Percentage of Total Net Assets
Industrials	22.0%
Information Technology	13.4%
Health Care	13.1%
Financials	12.2%
Consumer Discretionary	11.7%
Materials	10.1%
Consumer Staples	6.5%
Real Estate	5.0%
Communication Services	3.9%
Energy	1.7%
Other Assets and Liabilities—Net[2]	0.4%
TOTAL	100%
1
Except for Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
November 30, 2021
Shares			Value in U.S. Dollars
		COMMON STOCKS—99.6%
		Australia—1.4%
2,175		Ansell Ltd.	$49,060
		Canada—2.7%
1,976	[1]	CAE, Inc.	47,488
347		Cargojet, Inc.	45,466
		TOTAL	92,954
		Finland—1.3%
1,026		Huhtamaki Oyj	44,089
		France—1.7%
231	[1]	Silicon-On-Insulator Technologies (SOITEC)	60,863
		Germany—1.4%
1,033		Jungheinrich AG	48,510
		Ireland—1.3%
3,582		Glanbia PLC	46,364
		Italy—2.0%
1,685		MARR SpA	34,181
3,845		Technogym SpA	35,532
		TOTAL	69,713
		Japan—10.3%
2,400		Fuji Machine Manufacturing Co.	52,289
17		Hulic Reit, Inc.-REIT	25,071
1,694		Kh Neochem Co. Ltd.	45,610
1,381		NIFCO, Inc.	37,887
1,136		Noritsu Koki Co. Ltd.	27,428
1,162		Open House Co. Ltd.	65,131
3,650		Penta Ocean Construction	20,924
1,392		Yaoko Co. Ltd.	81,982
		TOTAL	356,322
		Netherlands—4.3%
1,095		Aalberts NV	66,933
380		IMCD Group NV	84,258
		TOTAL	151,191
		Spain—2.2%
20,714		Linea Directa Aseguradora SA	35,761
Annual Shareholder Report

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Spain—continued
3,710		Merlin Properties SOCIMI SA	$41,455
		TOTAL	77,216
		Sweden—3.9%
1,253		Thule Group AB/The	71,105
2,885		Trelleborg AB, Class B	65,491
		TOTAL	136,596
		Switzerland—2.2%
169		Burckhardt Compression Holdings AG	74,984
		United Kingdom—8.8%
37,334		Breedon Group PLC	48,117
13,404		Central Asia Metals PLC	43,106
11,808		CLS Holdings PLC	31,769
686		Dechra Pharmaceutical PLC	45,930
3,118	[1]	Draper Esprit PLC	38,210
12,581		Harworth Group PLC	29,264
6,063		Paragon Group Companies PLC	41,587
9,500	[1]	SSP Group PLC	27,260
		TOTAL	305,243
		United States—56.1%
736	[1]	Altair Engineering, Inc.	54,795
842	[1]	AMN Healthcare Services, Inc.	95,996
443		Aptargroup, Inc.	52,978
256	[1]	Axon Enterprise, Inc.	43,210
86	[1]	Bio-Rad Laboratories, Inc., Class A	64,775
835		Brooks Automation, Inc.	94,439
664		Brown & Brown	42,768
953		Brunswick Corp.	89,496
192	[1]	CACI International, Inc., Class A	49,811
2,157	[1]	CarGurus, Inc.	80,888
527	[1]	Clean Harbors, Inc.	53,459
446		Columbia Sportswear Co.	43,498
830		Community Bank System, Inc.	58,648
44,575	[2]	Diversified Gas & Oil PLC	58,818
443		Eagle Materials, Inc.	68,320
3,185		Huntington Bancshares, Inc.	47,265
655	[1]	Kirby Corp.	34,204
454	[1]	Livanova PLC	36,393
Annual Shareholder Report

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		United States—continued
1,107		National Instruments Corp.	$45,963
610	[1]	Palomar Holdings, Inc.	44,579
670		Power Integrations, Inc.	67,020
326		Reinsurance Group of America	30,941
2,624		Retail Opportunity Investments Corp.	46,077
535		RPM International, Inc.	48,706
475	[1]	Silicon Laboratories, Inc.	93,228
429		Simpson Manufacturing Co., Inc.	49,489
315		STERIS PLC	68,837
983	[1]	Terminix Global Holdings, Inc.	36,686
686	[1]	Vericel Corp	25,526
280		WD 40 Co.	62,818
153		West Pharmaceutical Services, Inc.	67,727
400	[1]	WEX, Inc.	50,568
1,047		Wiley (John) & Sons, Inc., Class A	54,423
961		Wintrust Financial Corp.	84,116
		TOTAL	1,946,465
		TOTAL INVESTMENT IN SECURITIES—99.6% (IDENTIFIED COST $2,647,205)[3]	3,459,570
		OTHER ASSETS AND LIABILITIES - NET—0.4%[4]	12,283
		TOTAL NET ASSETS—100%	$3,471,853
1
Non-income-producing security.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2021, this restricted security amounted to $58,818, which represented 1.7% of total net assets.
3
The cost of investments for federal tax purposes amounts to $ 2,656,372.
4
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Annual Shareholder Report

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of November 30, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$1,887,647	$—	$—	$1,887,647
International	92,955	1,478,968	—	1,571,923
TOTAL SECURITIES	$1,980,602	$1,478,968	$—	$3,459,570
The following acronym(s) are used throughout this portfolio:
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,		Period Ended 11/30/2019[1]
	2021	2020
Net Asset Value, Beginning of Period	$11.28	$10.44	$10.00
Income From Investment Operations:
Net investment income	0.06[2]	0.06	0.05
Net realized and unrealized gain (loss)	2.21	0.84	0.39
TOTAL FROM INVESTMENT OPERATIONS	2.27	0.90	0.44
Less Distributions:
Distributions from net investment income	(0.07)	(0.06)	—
Net Asset Value, End of Period	$13.48	$11.28	$10.44
Total Return[3]	20.15%	8.64%	4.40%
Ratios to Average Net Assets:
Net expenses[4]	0.94%[5]	0.94%[5]	0.94%[6]
Net investment income	0.47%	0.61%	0.90%[6]
Expense waiver/reimbursement[7]	8.19%	11.12%	9.36%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$3,451	$2,973	$2,740
Portfolio turnover[8]	16%	19%	7%
1
Reflects operations for the period from April 24, 2019 (commencement of operations) to November 30, 2019.
2
Per share number has been calculated using the average shares method.
3
Based on net asset value. Total returns for periods of less than one year are not annualized.
4
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.93% and 0.94% for the years ended November 30, 2021 and 2020, respectively after taking into account these expense reductions.
6
Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
8
Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout The Period)
Period Ended 11/30/2021[1]
Net Asset Value, Beginning of Period	$13.56
Income From Investment Operations:
Net investment income	0.03[2]
Net realized and unrealized gain (loss)	(0.11)
TOTAL FROM INVESTMENT OPERATIONS	(0.08)
Less Distributions:
Distributions from net investment income	—
Net Asset Value, End of Period	$13.48
Total Return[3]	(0.59)%
Ratios to Average Net Assets:
Net expenses[4]	0.92%[5,6]
Net investment income	0.21%[6]
Expense waiver/reimbursement[7]	8.51%[6]
Supplemental Data:
Net assets, end of period	$21
Portfolio turnover[8]	16%[9]
1
Reflects operations for the period from June 11, 2021 (commencement of operations) to November 30, 2021.
2
Per share number has been calculated using the average shares method.
3
Based on net asset value. Total returns for periods of less than one year are not annualized.
4
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.92% for the period ended November 30, 2021, after taking into account this expense reduction.
6
Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
8
Securities that mature are considered sales for purposes of this calculation.
9
Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended November 30, 2021.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
November 30, 2021

Assets:
Investment in securities, at value (identified cost $2,647,205)		$3,459,570
Cash		92,495
Cash denominated in foreign currencies (identified cost $339)		341
Income receivable		4,113
TOTAL ASSETS		3,556,519
Liabilities:
Payable for portfolio accounting fees	36,003
Payable for auditing fees	24,331
Payable for share registration costs	8,036
Payable for custodian fees	4,541
Payable for insurance premiums	4,492
Payable for legal fees	3,918
Payable to investment adviser (Note 5)	2,203
Accrued expenses (Note 5)	1,142
TOTAL LIABILITIES		84,666
Net assets for 257,462 shares outstanding		$3,471,853
Net Assets Consists of:
Paid-in capital		$2,545,350
Total distributable earnings (loss)		926,503
TOTAL NET ASSETS		$3,471,853
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
Net asset value per share ($3,451,236 ÷ 255,933 shares outstanding), no par value, unlimited shares authorized		$13.48
Class R6 Shares:
Net asset value per share ($20,617 ÷ 1,529 shares outstanding), no par value, unlimited shares authorized		$13.48
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended November 30, 2021

Investment Income:
Dividends (net of foreign tax withheld of $3,565)			$48,331
Expenses:
Investment adviser fee (Note 5)		$29,270
Administrative fee (Note 5)		3,389
Custodian fees		20,261
Transfer agent fees (Note 2)		2,767
Directors’/Trustees’ fees (Note 5)		758
Auditing fees		34,810
Legal fees		10,967
Portfolio accounting fees		135,674
Share registration costs		49,251
Printing and postage		18,810
Miscellaneous (Note 5)		8,530
TOTAL EXPENSES		314,487
Waiver, Reimbursement and Reduction:
Waiver of investment adviser fee (Note 5)	$(29,270)
Reimbursement of other operating expenses (Note 5)	(252,844)
Reduction of custodian fees (Note 6)	(274)
TOTAL WAIVER, REIMBURSEMENT AND REDUCTION		(282,388)
Net expenses			32,099
Net investment income			16,232
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			133,588
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			449,852
Net realized and unrealized gain (loss) on investments and foreign currency transactions			583,440
Change in net assets resulting from operations			$599,672
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets

Year Ended November 30	2021	2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$16,232	$15,558
Net realized gain (loss)	133,588	(29,615)
Net change in unrealized appreciation/depreciation	449,852	257,289
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	599,672	243,232
Distributions to Shareholders:
Institutional Shares	(17,189)	(15,300)
Class R6 Shares[1]	—	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(17,189)	(15,300)
Share Transactions:
Proceeds from sale of shares	52,064	78,038
Net asset value of shares issued to shareholders in payment of distributions declared	7,409	6,554
Cost of shares redeemed	(143,260)	(79,344)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(83,787)	5,248
Change in net assets	498,696	233,180
Net Assets:
Beginning of period	2,973,157	2,739,977
End of period	$3,471,853	$2,973,157
1
The R6 Class commenced operations on June 11, 2021.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
November 30, 2021
1. ORGANIZATION
Federated Hermes Adviser Series (the “Trust”) was established as a Delaware statutory trust on July 12, 2017, and is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 14 portfolios. The financial statements included herein are only those of the Federated Hermes Global Small Cap Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Class R6 Shares. Class R6 Shares commenced operations on June 11, 2021. The Fund’s Class A Shares and Class C Shares are effective with the Securities and Exchange Commission (SEC), but are not yet offered for sale. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The Fund’s investment objective is to provide long-term capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Annual Shareholder Report

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”) is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waiver, reimbursement and reduction of $282,388 is disclosed in Note 5 and Note 6.
Transfer Agent Fees
For the year ended November 30, 2021, transfer agent fees for the Fund were as follows:
Transfer Agent Fees Incurred
Institutional Shares	$2,764
Annual Shareholder Report

Transfer Agent Fees Incurred
Class R6 Shares	3
TOTAL	$2,767
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended November 30, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2021, tax years 2019 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the State of Delaware.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Annual Shareholder Report

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities held at November 30, 2021, is as follows:
Security	Acquisition Date	Acquisition Cost	Value
Diversified Gas & Oil PLC	4/23/2019	$66,193	$58,818
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended November 30	2021		2020
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,315	$31,028	7,624	$78,038
Shares issued to shareholders in payment of distributions declared	618	7,409	614	6,554
Shares redeemed	(10,638)	(143,260)	(7,026)	(79,344)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(7,705)	$(104,823)	1,212	$5,248
Annual Shareholder Report

Year Ended November 30	2021[1]		2020
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	1,529	$21,036	—	$—
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	—	—	—	—
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	1,529	$21,036	—	$—
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(6,176)	$(83,787)	1,212	$5,248
1
Reflects operations for the period from June 11, 2021 (commencement of operations) to November 30, 2021.
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2021 and 2020, was as follows:
	2021	2020
Ordinary income	$17,189	$15,300
As of November 30, 2021, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[1]	$28,110
Long term capital gains	$95,201
Net unrealized appreciation	$803,192
1
For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
The difference between book-basis and tax-basis net unrealized appreciation is attributable to the deferral of losses on wash sales and investment in a passive foreign investment company.
At November 30, 2021, the cost of investments for federal tax purposes was $2,656,372. The net unrealized appreciation of investments for federal tax purposes was $803,198. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $973,347 and net unrealized depreciation from investments for those securities having an excess of cost over value of $170,149.
Capital loss carryforwards of $31,252 were utilized during the year ended November 30, 2021.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.85% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons
Annual Shareholder Report

such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended November 30, 2021, the Adviser voluntarily waived its entire fee of $29,270 and voluntarily reimbursed $252,844 of other operating expenses.
Some or all of the Fund’s assets are managed by Hermes Investment Management Limited (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an annual fee equal to 0.55% of the daily net assets of the Fund which it advises. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. The Sub-Adviser may, from time to time, and for such periods as it deems appropriate, reduce its compensation. The Sub-Adviser agrees to share pro rata in any fee waivers, or expense assumptions and reimbursements, imposed or made by the Adviser or its affiliates.
For the year ended November 30, 2021, the Sub-Adviser waived all of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2021, the annualized fee paid to FAS was 0.098% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, tax reclaim recovery expenses, extraordinary expenses and proxy related expenses paid by the Fund, if any) paid by the Fund’s Institutional Shares and Class R6 Shares (after the voluntary waivers and reimbursements) will not exceed 0.94% and 0.93% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2023; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Annual Shareholder Report

Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of November 30, 2021, a majority of the shares of beneficial interest outstanding are owned by an affiliate of the Adviser.
6. EXPENSE REDUCTION
Through arrangements with the Fund’s custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended November 30, 2021, the Fund’s expenses were reduced by $274 under these arrangements.
7. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended November 30, 2021, were as follows:
Purchases	$553,415
Sales	$720,883
8. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
9. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 23, 2021. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of November 30, 2021, the Fund had no outstanding loans. During the year ended November 30, 2021, the Fund did not utilize the LOC.
Annual Shareholder Report

10. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2021, there were no outstanding loans. During the year ended November 30, 2021, the program was not utilized.
11. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
12. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended November 30, 2021, 100% of total ordinary income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Of the ordinary income distributions made by the Fund during the year ended November 30, 2021, 72.52% qualify for the dividend received deduction available to corporate shareholders.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of THE Federated Hermes Adviser Series and Shareholders of Federated Hermes Global Small Cap Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Hermes Global Small Cap Fund (the “Fund”), a portfolio of Federated Hermes Adviser Series, as of November 30, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years in the two-year period then ended and the period from April 24, 2019 to November 30, 2019. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of November 30, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended and the period from April 24, 2019 to November 30, 2019, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud.
Annual Shareholder Report

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of November 30, 2021, by correspondence with the custodian and brokers or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
January 24, 2022
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees; and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2021 to November 30, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 6/1/2021	Ending Account Value 11/30/2021	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000.00	$999.30	$4.71
Class R6 Shares	$1,000.00	$994.10	$[2]4.35
Hypothetical (assuming a 5% return before expenses)
Institutional Shares	$1,000.00	$1,020.36	$4.76
Class R6 Shares	$1,000.00	$1,020.46	$[2]4.66
Annual Shareholder Report

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.94%
Class R6 Shares	0.92%
2
“Actual” expense information for the Fund’s Class R6 Shares is for the period from June 11, 2021 (commencement of operations) to November 30, 2021. Actual expenses are equal to the Fund’s annualized net expense ratio of 0.92% multiplied by 173/365 (to reflect the period from initial investment to November 30, 2021). “Hypothetical” expense information for Class R6 Shares is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 183/365 (to reflect the full half-year period).
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2021, the Trust comprised 14 portfolio(s), and the Federated Hermes Fund Family consisted of 33 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: May 2017
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

Annual Shareholder Report

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2017
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of certain of the Funds in the Federated Hermes Fund Family;
Vice President, Federated Hermes, Inc.; President, Director/Trustee
and CEO, Federated Advisory Services Company, Federated Equity
Management Company of Pennsylvania, Federated Global Investment
Management Corp., Federated Investment Counseling, Federated
Investment Management Company; President of some of the Funds in the Federated Hermes Fund Family and Director, Federated Investors
Trust Company.
Previous Positions: President and Director of the Institutional Sales
Division of Federated Securities Corp.; President and Director of
Federated Investment Counseling; President and CEO of Passport
Research, Ltd.; Director, Edgewood Securities Corp.; Director,
Federated Services Company; Director, Federated Hermes, Inc.;
Chairman and Director, Southpointe Distribution Services, Inc. and
President, Technology, Federated Services Company.

*
Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Hermes, Inc. and due to positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: May 2017
Principal Occupations: Director or Trustee, and Chair of the Board
of Directors or Trustees, of the Federated Hermes Fund Family;
formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, KLX Energy Services Holdings,
Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

Annual Shareholder Report

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: May 2017
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Lead Director, Member of the Audit and Nominating and
Corporate Governance Committees, Haverty Furniture Companies,
Inc.; formerly, Director, Member of Governance and Compensation
Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: May 2017
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor Emerita of Law, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge
Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education
and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary;
Member, Pennsylvania State Board of Education (public); Director,
Catholic Charities, Pittsburgh; and Director CNX Resources
Corporation (formerly known as CONSOL Energy Inc.). Judge
Lally-Green has held the positions of: Director, Auberle; Director,
Epilepsy Foundation of Western and Central Pennsylvania; Director,
Ireland Institute of Pittsburgh; Director, Saint Thomas More Society;
Director and Chair, Catholic High Schools of the Diocese of
Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director,
St. Vincent College; Director and Chair, North Catholic High
School, Inc.; Director and Vice Chair, Our Campaign for the Church
Alive!, Inc.; and Director, Saint Francis University.

Annual Shareholder Report

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: May 2017
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); Director, The Golisano Children’s Museum of Naples,
Florida; and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; formerly, Senior Vice President for Legal Affairs, General
Counsel and Secretary to the Board of Directors, Duquesne University.
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Senior Vice President for Legal Affairs, General Counsel and
Secretary to the Board of Directors and Assistant General Counsel and
Director of Risk Management, Duquesne University. Prior to her work at Duquesne University, Ms. Reilly served as Assistant General
Counsel of Compliance and Enterprise Risk as well as Senior Counsel of Environment, Health and Safety, PPG Industries.

P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: May 2017
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Management Consultant; Retired; formerly, Senior Vice
Chancellor and Chief Legal Officer, University of Pittsburgh and
Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
(now split into two separate publicly traded companies known as
CONSOL Energy Inc. and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

Annual Shareholder Report

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: May 2017
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

OFFICERS
Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: May 2017
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

Annual Shareholder Report

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: May 2017
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: May 2017
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

Stephen F. Auth Birth Date: September 13, 1956 101 Park Avenue 41st Floor New York, NY 10178 CHIEF INVESTMENT OFFICER Officer since: May 2017
Principal Occupations: Stephen F. Auth is Chief Investment Officer of
various Funds in the Federated Hermes Fund Family; Executive Vice
President, Federated Investment Counseling, Federated Global
Investment Management Corp. and Federated Equity Management
Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment
Management Company and Passport Research, Ltd. (investment
advisory subsidiary of Federated); Senior Vice President, Global
Portfolio Management Services Division; Senior Vice President,
Federated Investment Management Company and Passport
Research, Ltd.; Senior Managing Director and Portfolio Manager,
Prudential Investments.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2021
Federated Hermes Global Small Cap Fund (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Global Investment Management Corp. (the “Adviser”) and the investment sub-advisory contract between the Adviser and Hermes Investment Management Limited (the “Sub-Adviser” and together with the Adviser, the “Advisers”) with respect to the Fund (together, the “Contracts”) for an additional one-year term. The Board’s determination to approve the continuation of the Contracts reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contracts. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contracts that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Advisers and their affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contracts, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contracts included review of materials and information covering the following matters, among others: the Advisers’ investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Advisers and their affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contracts. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contracts to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contracts. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contracts, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contracts was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contracts. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contracts for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Advisers and the resources of the Advisers and their affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contracts and the range of services provided to the Fund by the Advisers and their affiliates. The Board considered the Advisers’ personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Advisers’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Advisers are executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
The Board considered the quality of the Advisers’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Advisers’ communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.

The Board received and evaluated information regarding the Advisers’ regulatory and compliance environment. The Board considered the Advisers’ compliance program, compliance history, and reports from the CCO about the Advisers’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Advisers and their affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Advisers’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Advisers’ investment management and related services warrant the continuation of the Contracts.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board considered detailed investment reports on, and the Advisers’ analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.

The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Advisers in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Fund’s performance fell below the median of the Performance Peer Group for the one-year period ended December 31, 2020. The Board discussed the Fund’s performance with the Advisers and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contracts.
Fund Expenses
The Board considered the advisory fee, sub-advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
It was noted in the materials for the May Meetings that, for the year ended December 31, 2020, the Fund’s investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which any of the Advisers or their affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contracts.

Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements. The Board considered Federated Hermes’ previous reductions in contractual management fees to certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contracts are consistent with the methodologies previously reviewed by an independent consultant. The

Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contracts by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contracts. The Board based its determination to approve the Contracts on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contracts reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangements.
Annual Shareholder Report

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Adviser Series (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Global Small Cap Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program with respect to the Fund (the “Administrator”). Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program with respect to each Federated Hermes Fund that is managed by such advisory subsidiary (collectively, the “Administrator”). The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2021, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2020 through March 31, 2021 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where
Annual Shareholder Report

applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the March-April 2020 market conditions, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Global Small Cap Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31423A861
CUSIP 31423A853
Q454557 (1/22)
© 2022 Federated Hermes, Inc.

Annual Shareholder Report
November 30, 2021

Share Class | Ticker	Institutional | HIEIX	R6 | HIERX

Federated Hermes International Developed Equity Fund
Fund Established 2019

A Portfolio of Federated Hermes Adviser Series
Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from December 1, 2020 through November 30, 2021. This report includes Management’s Discussion of Fund Performance, a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Management’s Discussion of Fund Performance (unaudited)
The total return of Federated Hermes International Developed Equity Fund (the “Fund”), based on net asset value for the 12-month reporting period ending November 30, 2021, was 12.77% for the Institutional Shares and 12.77% for the Class R6 Shares1. The total return of the MSCI Europe, Australasia and Far East Index (MSCI EAFE),2 the Fund’s broad-based securities market index, was 10.77% for the same period. The total return of the Morningstar Foreign Large Blend Funds Average (MFLBFA),3 a peer group average for the Fund, was 10.59% for the same period. The Fund’s and MFLBFA’s total returns for the most recently completed reporting period reflected actual cash flows, transaction costs and expenses, which were not reflected in the total return of the MSCI EAFE.
During the reporting period, the Fund’s investment strategy focused on security selection, which was the most significant factor affecting the Fund’s performance relative to the MSCI EAFE.
The following discussion will focus on the performance of the Fund’s Institutional Shares relative to the MSCI EAFE.
Market Overview
The reporting period saw International Equity markets4 increase, initially driven by the accelerating vaccine rollout, resulting in outperformance by companies that had been most challenged by the pandemic. This continued largely unabated until the end of the first quarter of 2021 when investors started to become more cautious, and, although markets continued to rise, volatility increased. This was reflected in the regular swings between Growth and Value as the vaccine rollout, changing inflation expectations, falling yields, and the new Delta variant affected risk appetite. A positive earnings season in the third quarter of 2021 brought some apparent calm to the markets, but as the summer ended, volatility returned as investors switched between Growth and Value again. As the period ended, the Federal Reserve Chair signaled his belief that inflation was not transitory, while the emergence of the Omicron variant saw markets fall sharply.
Europe was the best performing region, driven by strong returns in Norway, Denmark, Sweden, Switzerland and the U.K. Japan was the biggest laggard, while Asia Pacific ex Japan saw decent returns in Australia and Singapore, which were offset by underperformance in Hong Kong.
All sectors, barring Utilities and Communication Services, achieved a positive absolute return over the period. Information Technology, Energy, Financials and Consumer Discretionary were the best performing sectors.
Annual Shareholder Report
1

Security Selection
The Fund outperformed the MSCI EAFE in the reporting period as successful stock selection in Health Care, Information Technology and Energy sectors outweighed detractions from selection in Consumer Staples and Materials sectors. On a regional basis, stock selection was successful in all regions with Japan and Europe having the largest influence.
The largest contributors over the period were ASML, Novo Nordisk and ING Groep. ASML has consistently delivered earnings that exceeded expectations as demand for smaller, more powerful, and more efficient chips increased. Novo Nordisk has also reported strong earnings, driven by its obesity franchise following a successful launch of its new obesity drug, Wegovy. ING Groep reported strong earnings, with the company exceeding expectations on revenues, costs and loan losses. It was also a beneficiary of the Value rotation in the early part of the period.
The largest detractors were Siemens Gamesa, Smith & Nephew and Daifuku. Siemens Gamesa fell alongside high momentum names during the rotation and then reduced the top-end of its guidance, citing project delays caused, in part, by the pandemic. Smith & Nephew has seen earnings affected by Covid-19, particularly in its orthopedic division. Daifuku declined, earlier in the period, alongside the high momentum names that had performed well during 2020. Its results have been mixed over the period, but encouraging order intake continued to be relatively strong.
1
The Fund’s Class R6 Shares commenced operations on June 11, 2021. For the period prior to commencement of operations of the Class R6 Shares, the Class R6 Shares performance information shown is for the Fund’s Institutional Shares. The performance of the Institutional Shares has not been adjusted to reflect the expenses of the Class R6 Shares since the Class R6 Shares have a lower expense ratio than the expense ratio of the Institutional Shares.
2
Please see the footnotes to the line graphs below for definitions of, and further information about, the MSCI EAFE.
3
Please see the footnotes to the line graphs below for definitions of, and further information about, the Morningstar peer group.
4
International investing involves special risks including currency risk, increased volatility of foreign securities, political risks and differences in auditing and other financial standards.
Annual Shareholder Report
2

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Hermes International Developed Equity Fund (the “Fund”) from September 19, 2019 to November 30, 2021, compared to the MSCI Europe, Australasia and Far East Index (MSCI EAFE)2 and Morningstar Foreign Large Blend Funds Average (MFLBFA).3 The Average Annual Total Returns table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 INVESTMENT
Growth of $10,000 as of November 30, 2021

The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Return table below for the returns of additional classes not shown in the graph above.
Average Annual Total Returns for the Period Ended 11/30/2021
	1 Year	Since Inception[4]
Institutional Shares	12.77%	13.00%
R6 Shares[5]	12.77%	13.00%
MSCI EAFE	10.77%	9.52%
MFLBFA	10.59%	9.87%
Annual Shareholder Report
3

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1
The Fund’s performance assumes the reinvestment of all dividends and distributions. The MFLBFA and the MSCI EAFE have been adjusted to reflect reinvestment of dividends on securities in the indexes and the average.
2
The MSCI EAFE is an equity index which captures large- and mid-cap representation across developed market countries around the world, excluding the U.S. and Canada. The index covers approximately 85% of the free float-adjusted market capitalization in each country. The index is not adjusted to reflect sales loads, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3
Morningstar figures represent the average of the total returns reported by all the funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges. The Morningstar figures in the Growth of $10,000 Investment line graph are based on historical return information published by Morningstar and reflect the return of the funds comprising the category in the year of publication. Because the funds designated by Morningstar as falling into the category can change over time, the Morningstar figures in the line graph may not match the Morningstar figures in the Average Annual Total Returns Table, which reflect the return of the funds that currently comprise the category.
4
The Fund commenced operations on September 19, 2019.
5
The Fund’s R6 Shares commenced operations on June 11, 2021. For the period prior to the commencement of operations of the R6 Shares, the R6 Shares performance information shown is for the Fund’s Institutional Shares. The performance of the Institutional Shares has not been adjusted to reflect the expenses of the R6 Shares since the R6 Shares have a lower expense ratio than the expense ratio of the Institutional Shares.
Annual Shareholder Report
4

Portfolio of Investments Summary Tables (unaudited)
At November 30, 2021, the Fund’s portfolio composition1 was as follows:
Country	Percentage of Total Net Assets
Japan	23.7%
Switzerland	10.7%
United Kingdom	9.9%
Netherlands	8.6%
Australia	6.8%
France	6.1%
Sweden	6.1%
Finland	5.1%
Norway	4.8%
Denmark	3.8%
Italy	3.1%
Spain	3.0%
Hong Kong	3.0%
Germany	2.0%
Singapore	1.3%
Ireland	1.1%
Belgium	0.6%
Other Assets and Liabilities—Net[2]	0.3%
TOTAL	100%
1
Country allocations are based primarily on the country in which a company is incorporated. However, the Fund’s Adviser may allocate a company to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities or the country where a majority of the company’s revenues are derived.
2
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
5

At November 30, 2021, the Fund’s sector classification1 was as follows:
Sector Classification	Percentage of Total Net Assets
Financials	19.5%
Industrials	17.8%
Health Care	13.9%
Information Technology	10.3%
Consumer Discretionary	10.2%
Consumer Staples	8.5%
Materials	8.4%
Real Estate	3.7%
Utilities	2.6%
Energy	2.6%
Communication Services	2.2%
Other Assets and Liabilities—Net[2]	0.3%
TOTAL	100%
1
Except for Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
6

Portfolio of Investments
November 30, 2021
Shares			Value in U.S. Dollars
		COMMON STOCKS—99.7%
		Australia—6.8%
30,151		Australia & New Zealand Banking Group, Melbourne	$567,594
16,742		BHP Billiton Ltd.	470,462
5,256		Breville Group Ltd.	110,498
29,605		Goodman Group	514,961
		TOTAL	1,663,515
		Belgium—0.6%
2,827		Anheuser-Busch InBev NV	157,609
		Denmark—3.8%
7,115		Novo Nordisk A/S	761,870
4,845		Vestas Wind Systems A/S	162,302
		TOTAL	924,172
		Finland—5.1%
19,463		Metso Outotec Oyj	195,701
8,813		Neles OYJ	131,434
7,900		Sampo Oyj, Class A	388,065
19,706		Stora Enso Oyj, Class R	333,524
6,900		Tieto Oyj	201,178
		TOTAL	1,249,902
		France—6.1%
10,028		AXA SA	275,619
4,979		Legrand SA	544,334
1,133	[1]	Silicon-On-Insulator Technologies (SOITEC)	298,520
4,091		Vinci SA	385,898
		TOTAL	1,504,371
		Germany—2.0%
1,232		Adidas AG	357,271
1,182		Fresenius Medical Care AG & Co. KGaA	70,799
1,352		Vonovia SE	75,153
		TOTAL	503,223
		Hong Kong—3.0%
55,239		AIA Group Ltd.	581,221
2,900		Hong Kong Exchanges & Clearing Ltd.	159,913
		TOTAL	741,134
Annual Shareholder Report
7

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Ireland—1.1%
5,353		Smurfit Kappa Group PLC	$272,714
		Italy—3.1%
11,414		Prysmian SpA	422,998
28,282		UniCredit SpA	342,049
		TOTAL	765,047
		Japan—23.7%
2,200		Daifuku Co.	175,862
6,200		Hitachi Ltd.	364,946
4,500		Honda Motor Co., Ltd.	122,876
14,635		Inpex Corp.	119,483
4,700		Itochu Corp.	134,873
3,200		Kao Corp.	164,006
6,100		KDDI Corp.	177,655
10,700		Kurita Water Industries Ltd.	498,155
3,577		Kyocera Corp.	211,913
26,000		Mitsubishi Chemical Holdings Corp.	204,144
4,700		NEC Corporation	211,921
300		Nintendo Co. Ltd.	133,242
1,900		Nitto Denko Corp.	132,174
4,800		Omron Corp.	462,757
13,700		ORIX Corp.	270,216
40,200		Panasonic Corp.	439,090
5,500		Sony Group Corp.	670,247
1,700		Square Enix Holdings Co. Ltd.	88,577
17,000		T&D Holdings, Inc.	200,843
8,200		Toagosei Co Ltd.	84,876
3,000		Tokio Marine Holdings, Inc.	150,986
27,000		Toyota Motor Corp.	479,694
3,604		Yaoko Co. Ltd.	212,257
8,300		Yokohama Rubber Co. Ltd./The	129,007
		TOTAL	5,839,800
		Netherlands—8.6%
345	[1]	Argenx SE	96,566
1,461		ASML Holding N.V.	1,144,832
2,462		Heineken NV	245,084
46,097		ING Groep N.V.	636,323
		TOTAL	2,122,805
Annual Shareholder Report
8

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Norway—4.8%
16,723		Aker BP ASA	$523,572
16,554	[1]	AutoStore Holdings Ltd.	82,728
117,968	[1]	Elkem ASA	377,334
21,700		Storebrand ASA	198,863
		TOTAL	1,182,497
		Singapore—1.3%
60,300		City Developments Ltd.	309,122
		Spain—3.0%
34,032		Iberdrola SA	380,625
6,273		Red Electrica Corporacion SA	133,173
8,722	[1]	Siemens Gamesa Renewable Energy SA	230,633
		TOTAL	744,431
		Sweden—6.1%
13,880		Epiroc AB	335,938
7,907		Essity Aktiebolag	252,797
21,344		Husqvarna AB, Class B	301,017
11,550		Svenska Cellulosa AB SCA, Class B	188,572
19,026		Volvo AB, Class B	410,375
		TOTAL	1,488,699
		Switzerland—10.7%
1,021		Lonza Group AG	823,673
5,173		Nestle S.A.	665,007
2,009		Roche Holding AG	786,271
847		Zurich Insurance Group AG	349,493
		TOTAL	2,624,444
		United Kingdom—9.9%
4,645		AstraZeneca PLC	509,617
5,017		Greggs PLC	199,390
125,750		M&G PLC	311,418
10,098		National Grid-SP PLC	134,344
3,228	[1]	Ocado Group PLC	76,983
23,134		Prudential PLC	389,837
23,627		Smith & Nephew PLC	379,995
36,936		Tate & Lyle PLC	308,490
93,320		Vodafone Group PLC	135,259
		TOTAL	2,445,333
		TOTAL COMMON STOCKS—99.7% (IDENTIFIED COST $19,337,311)[2]	24,538,818
Annual Shareholder Report
9

Shares		Value in U.S. Dollars
	RIGHTS—0.0%
	Germany—0.0%
1,352	Vonovia SE, Rights (IDENTIFIED COST $—)	$4,768
	TOTAL INVESTMENT IN SECURITIES—99.7% (IDENTIFIED COST $19,337,311)[2]	24,543,586
	OTHER ASSETS AND LIABILITIES - NET—0.3%[3]	66,743
	TOTAL NET ASSETS—100%	$24,610,329
1
Non-income-producing security.
2
The cost of investments for federal tax purposes amounts to $20,064,653.
3
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of November 30, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$823,862	$23,714,956	$—	$24,538,818
Rights	$—	$4,768	$—	$4,768
TOTAL SECURITIES	$823,862	$23,719,724	$—	$24,543,586
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,		Period Ended 11/30/2019[1]
	2021	2020
Net Asset Value, Beginning of Period	$11.57	$10.29	$10.00
Income From Investment Operations:
Net investment income	0.24	0.13	0.02
Net realized and unrealized gain (loss)	1.23	1.18	0.27
TOTAL FROM INVESTMENT OPERATIONS	1.47	1.31	0.29
Less Distributions:
Distributions from net investment income	(0.16)	(0.03)	—
Net Asset Value, End of Period	$12.88	$11.57	$10.29
Total Return[2]	12.77%	12.72%	2.90%
Ratios to Average Net Assets:
Net expenses[3]	0.74%[4]	0.74%[4]	0.74%[5]
Net investment income	1.78%	1.75%	1.01%[5]
Expense waiver/reimbursement[6]	1.22%	2.89%	18.65%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$24,610	$21,504	$2,573
Portfolio turnover[7]	19%	48%	1%
1
Reflects operations for the period from September 19, 2019 (date of initial investment) to November 30, 2019.
2
Based on net asset value. Total returns for periods of less than one year are not annualized.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 0.74% and 0.74% for the years ended November 30, 2021 and 2020, after taking into account these expense reductions.
5
Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
7
Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
11

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout The Period)
Period Ended 11/30/2021[1]
Net Asset Value, Beginning of Period	$13.42
Income From Investment Operations:
Net investment income (loss)	0.09
Net realized and unrealized gain (loss)	(0.63)
TOTAL FROM INVESTMENT OPERATIONS	(0.54)
Less Distributions:
Distributions from net investment income	—
Distributions from net realized gain	—
TOTAL DISTRIBUTIONS	—
Net Asset Value, End of Period	$12.88
Total Return[2]	(4.02)%
Ratios to Average Net Assets:
Net expenses[3]	0.68%[4,5]
Net investment income	1.31%[4]
Expense waiver/reimbursement[6]	0.00%[4]
Supplemental Data:
Net assets, end of period	$0[7]
Portfolio turnover[8]	19%[9]
1
Reflects operations for the period from June 11, 2021 (date of initial investment) to November 30, 2021.
2
Based on net asset value. Total returns for periods of less than one year are not annualized.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
Computed on an annualized basis.
5
The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratio is 0.68% for the period ended November 30, 2021, after taking into account this expense reduction.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest..
7
Represents less than $1,000.
8
Securities that mature are considered sales for purposes of this calculation.
9
Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended November 30, 2021.
See Notes which are an integral part of the Financial Statements
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12

Statement of Assets and Liabilities
November 30, 2021

Assets:
Investment in securities, at value (identified cost $19,337,311)		$24,543,586
Cash		184,034
Cash denominated in foreign currencies (identified cost $31,508)		31,574
Income receivable		101,952
Receivable for investments sold		5,021
TOTAL ASSETS		24,866,167
Liabilities:
Payable for shares redeemed	$140,000
Payable for investments purchased	20,545
Payable for portfolio accounting fees	37,583
Payable for auditing fees	24,330
Payable for custodian fees	12,696
Payable for share registration costs	8,307
Payable for investment adviser (Note 5)	2,311
Accrued expenses (Note 5)	10,066
TOTAL LIABILITIES		255,838
Net assets for 1,910,424 shares outstanding		$24,610,329
Net Assets Consists of:
Paid-in capital		$19,151,334
Total distributable earnings (loss)		5,458,995
TOTAL NET ASSETS		$24,610,329
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
Net asset value per share ($24,610,233 ÷ 1,910,417 shares outstanding) no par value, unlimited shares authorized		$12.88
Class R6 Shares:
Net asset value per share ($96 ÷ 7* shares outstanding) no par value, unlimited shares authorized		$12.88
*
Net Asset Value per Share and Shares outstanding round to the nearest whole total.
See Notes which are an integral part of the Financial Statements
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13

Statement of Operations
Year Ended November 30, 2021

Investment Income:
Dividends (net of foreign tax withheld of $68,112)			$623,799
Expenses:
Investment adviser fee (Note 5)		$173,580
Administrative fee (Note 5)		20,131
Custodian fees		22,466
Transfer agent fees		7,704
Directors’/Trustees’ fees (Note 5)		856
Auditing fees		34,810
Legal fees		10,966
Portfolio accounting fees		136,520
Share registration costs		45,559
Printing and postage		18,772
Miscellaneous (Note 5)		14,795
TOTAL EXPENSES		486,159
Waiver, Reimbursement and Reduction:
Waiver of investment adviser fee (Note 5)	$(173,580)
Reimbursement of other operating expenses (Note 5)	(129,042)
Reduction of custodian fees (Note 6)	(360)
TOTAL WAIVER, REIMBURSEMENT AND REDUCTION		(302,982)
Net expenses			183,177
Net investment income			440,622
Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			668,923
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			1,651,040
Net realized and unrealized gain(loss) on investments and foreign currency transactions			2,319,963
Change in net assets resulting from operations			$2,760,585
See Notes which are an integral part of the Financial Statements
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14

Statement of Changes in Net Assets

Year Ended November 30	2021	2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$440,622	$216,220
Net realized gain (loss)	668,923	(778,740)
Net change in unrealized appreciation/depreciation	1,651,040	3,485,122
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,760,585	2,922,602
Distributions to Shareholders:
Institutional Shares	(289,525)	(6,653)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(289,525)	(6,653)
Share Transactions:
Proceeds from sale of shares	2,229,447	19,091,198
Net asset value of shares issued to shareholders in payment of distributions declared	25,630	3,993
Cost of shares redeemed	(1,619,522)	(3,080,512)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	635,555	16,014,679
Change in net assets	3,106,615	18,930,628
Net Assets:
Beginning of period	21,503,714	2,573,086
End of period	$24,610,329	$21,503,714
See Notes which are an integral part of the Financial Statements
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15

Notes to Financial Statements
November 30, 2021
1. ORGANIZATION
Federated Hermes Adviser Series (the “Trust”) was established as a Delaware statutory trust on July 12, 2017, and is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 14 portfolios. The financial statements included herein are only those of the Federated Hermes International Developed Equity Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Class R6 Shares. Class R6 Shares commenced operations on June 11, 2021. Class A Shares and Class C Shares are effective with the Securities and Exchange Commission (SEC), but are not yet offered for sale. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide long-term capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”) is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver, reimbursement and reduction of $302,982 is disclosed in various locations in Note 5 and Note 6. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended November 30, 2021, the Fund did not have a liability for any
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18

uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2021, tax years 2019 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the State of Delaware.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
Year Ended November 30	2021		2020
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	176,852	$2,229,347	1,953,161	$19,091,198
Shares issued to shareholders in payment of distributions declared	2,125	25,630	373	3,993
Shares redeemed	(126,992)	(1,619,522)	(345,211)	(3,080,512)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	51,985	$635,455	1,608,323	$16,014,679

Year Ended November 30	2021[1]		2020
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	7	$100	—	$—
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	—	—	—	—
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	7	$100	—	$—
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	51,992	$635,555	1,608,323	$16,014,679
1
Reflects operations for the period from June 11, 2021 (commencement of operations) to November 30, 2021.
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2021 and 2020 was as follows:
	2021	2020
Ordinary income[1]	$289,525	$6,653
1
For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of November 30, 2021, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income[2]	$796,758
Net unrealized appreciation	$4,477,273
Capital loss carryforwards	$184,964
2
For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to the deferral of losses on wash sales and passive foreign investment companies.
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At November 30, 2021, the cost of investments for federal tax purposes was $20,064,653. The net unrealized appreciation of investments for federal tax purposes was $4,478,933. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,049,128 and net unrealized depreciation from investments for those securities having an excess of cost over value of $570,195.
Capital loss carryforwards of $102,439 were utilized during the year ended November 30, 2021.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.70% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended November 30, 2021, the Adviser voluntarily waived its fee of $173,580 and voluntarily reimbursed $129,042 of other operating expenses.
Some or all of the Fund’s assets are managed by Hermes Investment Management Limited (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an annual fee equal to 0.45% of the daily net assets of the Fund which it advises. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. The Sub-Adviser may from time to time, and for such periods as it deems appropriate, reduce its compensation. The Sub-Adviser agrees to share pro rata in any fee waivers, or expense assumptions and reimbursements, imposed or made by the Adviser or its affiliates.
For the year ended November 30, 2021, the Sub-Adviser waived all of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2021, the annualized fee paid to FAS was 0.081% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
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Expense Limitation
The Adviser and certain of its affiliates (which may include, FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, tax reclaim recovery expenses, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.74% and 0.73% (the “Fee Limit”) respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2023; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE REDUCTION
Through arrangements with the Fund’s custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended November 30, 2021, the Fund’s expenses were reduced by $360 under these arrangements.
7. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended November 30, 2021, were as follows:
Purchases	$5,241,572
Sales	$4,510,499
8. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
9. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 23, 2021. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan
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is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of November 30, 2021, the Fund had no outstanding loans. During the year ended November 30, 2021, the Fund did not utilize the LOC.
10. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2021, there were no outstanding loans. During the year ended November 30, 2021, the program was not utilized.
11. Other matters
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
12. FEDERAL TAX INFORMATION (UNAUDITED).
If the Fund meets the requirements of Section 853 of the Code, the Fund will pass through to its shareholders credits for foreign taxes paid. For the fiscal year ended November 30, 2021, the Fund derived $691,472 of gross income from foreign sources and paid foreign taxes of $68,112.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES of THE Federated Hermes Adviser Series and Shareholders of Federated HERMES INTERNATIONAL Developed EQUITY FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Hermes International Developed Equity Fund (the “Fund”), a portfolio of Federated Hermes Adviser Series, as of November 30, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years in the two-year period then ended and the period from September 19, 2019 to November 30, 2019. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of November 30, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended and the period from September 19, 2019 to November 30, 2019, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
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We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of November 30, 2021, by correspondence with the custodian and brokers or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
January 24, 2022
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees; and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the period from June 1, 2021 to November 30, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 6/1/2021	Ending Account Value 11/30/2021	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000.00	$973.50	$3.66
Class R6 Shares	$1,000.00	$959.80	$[2]3.16
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000.00	$1,021.36	$3.75
Class R6 Shares	$1,000.00	$1,021.66	$[2]3.45
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1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.74%
Class R6 Shares	0.68%
2
“Actual” expense information for the Fund’s Class R6 Shares is for the period from June 11, 2021 (commencement of operations) to November 30, 2021. Actual expenses are equal to the Fund’s annualized net expense ratio of 0.68% multiplied by 173/365 (to reflect the period from commencement of operations to November 30, 2021). “Hypothetical” expense information for Class R6 Shares is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 183/365 (to reflect the full half-year period).
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Fund’s business affairs and for exercising all the Fund’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2021, the Trust comprised 14 portfolio(s), and the Federated Hermes Fund Family consisted of 33 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: May 2017
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

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Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2017
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of certain of the Funds in the Federated Hermes Fund Family;
Vice President, Federated Hermes, Inc.; President, Director/Trustee
and CEO, Federated Advisory Services Company, Federated Equity
Management Company of Pennsylvania, Federated Global Investment
Management Corp., Federated Investment Counseling, Federated
Investment Management Company; President of some of the Funds in the Federated Hermes Fund Family and Director, Federated Investors
Trust Company.
Previous Positions: President and Director of the Institutional Sales
Division of Federated Securities Corp.; President and Director of
Federated Investment Counseling; President and CEO of Passport
Research, Ltd.; Director, Edgewood Securities Corp.; Director,
Federated Services Company; Director, Federated Hermes, Inc.;
Chairman and Director, Southpointe Distribution Services, Inc. and
President, Technology, Federated Services Company.

*
Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Hermes, Inc. and due to positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: May 2017
Principal Occupations: Director or Trustee, and Chair of the Board
of Directors or Trustees, of the Federated Hermes Fund Family;
formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, KLX Energy Services Holdings,
Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

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Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: May 2017
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Lead Director, Member of the Audit and Nominating and
Corporate Governance Committees, Haverty Furniture Companies,
Inc.; formerly, Director, Member of Governance and Compensation
Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: May 2017
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor Emerita of Law, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge
Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education
and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary;
Member, Pennsylvania State Board of Education (public); Director,
Catholic Charities, Pittsburgh; and Director CNX Resources
Corporation (formerly known as CONSOL Energy Inc.). Judge
Lally-Green has held the positions of: Director, Auberle; Director,
Epilepsy Foundation of Western and Central Pennsylvania; Director,
Ireland Institute of Pittsburgh; Director, Saint Thomas More Society;
Director and Chair, Catholic High Schools of the Diocese of
Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director,
St. Vincent College; Director and Chair, North Catholic High
School, Inc.; Director and Vice Chair, Our Campaign for the Church
Alive!, Inc.; and Director, Saint Francis University.

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Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: May 2017
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); Director, The Golisano Children’s Museum of Naples,
Florida; and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; formerly, Senior Vice President for Legal Affairs, General
Counsel and Secretary to the Board of Directors, Duquesne University.
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Senior Vice President for Legal Affairs, General Counsel and
Secretary to the Board of Directors and Assistant General Counsel and
Director of Risk Management, Duquesne University. Prior to her work at Duquesne University, Ms. Reilly served as Assistant General
Counsel of Compliance and Enterprise Risk as well as Senior Counsel of Environment, Health and Safety, PPG Industries.

P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: May 2017
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Management Consultant; Retired; formerly, Senior Vice
Chancellor and Chief Legal Officer, University of Pittsburgh and
Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
(now split into two separate publicly traded companies known as
CONSOL Energy Inc. and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

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Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: May 2017
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

OFFICERS
Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: May 2017
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

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Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: May 2017
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: May 2017
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

Stephen F. Auth Birth Date: September 13, 1956 101 Park Avenue 41st Floor New York, NY 10178 CHIEF INVESTMENT OFFICER Officer since: May 2017
Principal Occupations: Stephen F. Auth is Chief Investment Officer of
various Funds in the Federated Hermes Fund Family; Executive Vice
President, Federated Investment Counseling, Federated Global
Investment Management Corp. and Federated Equity Management
Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment
Management Company and Passport Research, Ltd. (investment
advisory subsidiary of Federated); Senior Vice President, Global
Portfolio Management Services Division; Senior Vice President,
Federated Investment Management Company and Passport
Research, Ltd.; Senior Managing Director and Portfolio Manager,
Prudential Investments.

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Evaluation and Approval of Advisory Contract–May 2021
Federated Hermes International Developed Equity Fund (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Global Investment Management Corp. (the “Adviser”) and the investment sub-advisory contract between the Adviser and Hermes Investment Management Limited (the “Sub-Adviser” and together with the Adviser, the “Advisers”) with respect to the Fund (together, the “Contracts”) for an additional one-year term. The Board’s determination to approve the continuation of the Contracts reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contracts. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contracts that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Advisers and their affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics,
34

including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contracts, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contracts included review of materials and information covering the following matters, among others: the Advisers’ investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Advisers and their affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contracts. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided
35

by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contracts to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contracts. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contracts, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contracts was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contracts. The Independent Trustees were assisted
36

throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contracts for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Advisers and the resources of the Advisers and their affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contracts and the range of services provided to the Fund by the Advisers and their affiliates. The Board considered the Advisers’ personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Advisers’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Advisers are executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
37

The Board considered the quality of the Advisers’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Advisers’ communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding the Advisers’ regulatory and compliance environment. The Board considered the Advisers’ compliance program, compliance history, and reports from the CCO about the Advisers’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Advisers and their affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Advisers’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Advisers’ investment management and related services warrant the continuation of the Contracts.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board considered detailed investment reports on, and the Advisers’ analysis of, the Fund’s performance
38

over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Advisers in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2020, the Fund’s performance was above the median of the Performance Peer Group.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contracts.
Fund Expenses
The Board considered the advisory fee, sub-advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund
39

shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
It was noted in the materials for the May Meetings that, for the year ended December 31, 2020, the Fund’s investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which any of the Advisers or their affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contracts.
40

Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements. The Board considered Federated Hermes’ previous reductions in contractual management fees to certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contracts are consistent with the methodologies previously reviewed by an independent consultant. The
41

Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any
42

applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contracts by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contracts. The Board based its determination to approve the Contracts on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contracts reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangements.
Annual Shareholder Report
43

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Adviser Series (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes International Developed Equity Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program with respect to the Fund (the “Administrator”). Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program with respect to each Federated Hermes Fund that is managed by such advisory subsidiary (collectively, the “Administrator”). The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2021, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2020 through March 31, 2021 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where
Annual Shareholder Report
44

applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the March-April 2020 market conditions, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Annual Shareholder Report
45

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Annual Shareholder Report
46

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes International Developed Equity Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31423A739
CUSIP 31423A721
Q454693 (1/22)
© 2022 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item: G. Thomas Hough and Thomas M. O'Neill.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2021 – $384,675

Fiscal year ended 2020 - $293,770

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2021 - $21,070

Fiscal year ended 2020 - $5,000

Fiscal year ended 2021- Audit consents for N-1A filings.

Fiscal year ended 2020- Audit consent for N-1A financial highlights.

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $6,896 respectively. Fiscal year ended 2020- Audit consent fee for N-14 merger document.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2021 - $11,438

Fiscal year ended 2020 - $0

Fiscal year ended 2021- International tax advice with respect to exchange of American Depositary Receipt.

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2021 - $0

Fiscal year ended 2020 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $52,391 and $49,966 respectively. Fiscal year ended 2021- Service fees for analysis of potential Passive Foreign Investment Company holdings. Fiscal year ended 2020- Service fees for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)	With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)	Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)	Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2021 – 0%

Fiscal year ended 2020 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2021 – 0%

Fiscal year ended 2020 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2021 – 0%

Fiscal year ended 2020 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2021 - $141,011

Fiscal year ended 2020 - $129,174

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Adviser Series

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date January 24, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date January 24, 2022

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date January 24, 2022